Average Annual Total Returns - Invesco SP 500 BuyWrite ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	CBOE S&P 500 BuyWrite IndexSM (reflects no deduction for fees, expenses or taxes) 1Year	CBOE S&P 500 BuyWrite IndexSM (reflects no deduction for fees, expenses or taxes) 5Years	CBOE S&P 500 BuyWrite IndexSM (reflects no deduction for fees, expenses or taxes) 10Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Dec. 20, 2007	(3.41%)	4.65%	5.39%	(4.04%)	2.75%	3.19%	(2.06%)	2.76%	3.22%	(2.75%)	5.33%	6.14%	18.40%	15.22%	13.88%